Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 842	$ 701
Other receivables	6	3
Marketable securities	0	641
Prepaid and deposit	43	5
Total current assets	891	1,350
Non-current assets:
Mineral properties	32,203	28,236
Reclamation bonds	35	34
Total Assets	33,129	29,620
Current liabilities:
Accounts payable and accrued liabilities	1,358	222
Derivative liabilities - warrants	55	0
Total current liabilities	1,413	222
Non-current liability
Derivative liabilities - warrants	0	51
Total Liabilities	1,413	273
Shareholders' Equity
Share capital	104,340	101,553
Contributed surplus	22,012	19,406
Deficit	(94,636)	(91,612)
Total Equity	31,716	29,347
Total Liabilities and Shareholders' Equity	$ 33,129	$ 29,620